Average Annual Total Returns - Invesco DWA Developed Markets Momentum ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		Dorsey Wright® Developed Markets Technical Leaders Index (Net) (reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years		MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI EAFE® Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	17.91%	8.64%	6.22%	17.66%	8.40%	5.88%	10.56%	6.84%	4.96%	18.79%	[1]	9.37%	[1]	7.14%	[1]	7.82%	7.45%	5.51%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.